Employee Benefit Plans - Performance share activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PSU Stock Settled [Member]
Summary of Performance Share Program activity
Stock Units, Outstanding Beginning of year	2,335,542
Stock Units, Granted	77,841
Stock Units, Forfeited / Cancelled	0
Stock Units, Issued	(388,559)
Stock Units, Outstanding End of year	2,024,824	2,335,542
Not Vested at End of Year	15,616
Weighted-Average Grant-Date Fair Value, beginning of year	$ 50.45
Weighted-Average Grant-Date Fair Value, Granted	68.90
Weighted-Average Grant-Date Fair Value, Issued	53.66
Weighted-Average Grant-Date Fair Value, ending of year	50.55	$ 50.45
Weighted-Average Grant-Date Fair Value Not Vested, ending of year	$ 47.80
Total Fair Value, Issued	$ 25,000,000	$ 29,000,000	$ 57,000,000
Employee Benefit Plans Additional (Textual) [Abstract]
Unrecognized compensation cost from stock options	0
Weighted-Average Grant-Date Fair Value, granted		$ 53.28	$ 49.76
Total Fair Value, Issued	$ 25,000,000	$ 29,000,000	$ 57,000,000
PSU Cash Settled [Member]
Summary of Performance Share Program activity
Stock Units, Outstanding Beginning of year	1,131,007
Stock Units, Granted	1,958,043
Stock Units, Forfeited / Cancelled	0
Stock Units, Issued	(2,479,776)
Stock Units, Outstanding End of year	609,274	1,131,007
Not Vested at End of Year	38,487
Weighted-Average Grant-Date Fair Value, beginning of year	$ 62.21
Weighted-Average Grant-Date Fair Value, Granted	68.90
Weighted-Average Grant-Date Fair Value, Issued	69.10
Weighted-Average Grant-Date Fair Value, ending of year	64.54	$ 62.21
Weighted-Average Grant-Date Fair Value Not Vested, ending of year	$ 64.54
Total Fair Value, Issued	$ 171,000,000	$ 22,000,000	$ 24,000,000
Employee Benefit Plans Additional (Textual) [Abstract]
Unrecognized compensation cost from stock options	0
Weighted-Average Grant-Date Fair Value, granted		$ 53.28	$ 49.76
Total Fair Value, Issued	$ 171,000,000	$ 22,000,000	$ 24,000,000